Private Placement Warrants (Details) - USD ($)		9 Months Ended
	Mar. 15, 2021	Sep. 30, 2021	Dec. 31, 2020
Aggregate private placement warrant (in Shares)		5,933,333
Private placement warrant price per warrant		$ 1.50
Aggregate value (in Dollars)		$ 8,900,000
Common stock price per share		$ 11.50
Redemption of public shares, percentage		100.00%
Stock Issued During Period, Shares, New Issues		5,933,333
Proceeds from Issuance of Private Placement		$ 8,900,000
Private Placement [Member]
Private placement warrant price per warrant		$ 1.50	$ 1.50
Private Placement [Member] | Subsequent Event [Member]
Aggregate private placement warrant (in Shares)	5,333,333
Aggregate value (in Dollars)	$ 8,000,000
Common stock price per share	$ 11.50
Redemption of public shares, percentage	100.00%
Stock Issued During Period, Shares, New Issues	5,333,333
Proceeds from Issuance of Private Placement	$ 8,000,000
Private Placement Warrants [Member] | Subsequent Event [Member]
Private placement warrant price per warrant	$ 1.50
Private Placement Warrants [Member] | Over-Allotment Option [Member] | Subsequent Event [Member]
Aggregate private placement warrant (in Shares)	5,933,333
Aggregate value (in Dollars)	$ 8,900,000
Stock Issued During Period, Shares, New Issues	5,933,333
Proceeds from Issuance of Private Placement	$ 8,900,000